Average Annual Total Returns		12 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended	162 Months Ended	172 Months Ended
	Dec. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.25%	(2.19%)	(0.33%)	1.35%		1.94%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.05%		0.99%	2.25%	3.06%
Performance Trust Total Return Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.53%		0.85%	2.85%		4.37%
Performance Inception Date	Sep. 01, 2010
Performance Trust Total Return Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.69%		(0.75%)	0.98%		2.50%
Performance Trust Total Return Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.08%		(0.02%)	1.36%		2.59%
Performance Trust Total Return Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.01%		0.15%	2.37%		3.95%
Performance Inception Date	Jan. 02, 2019
Performance Trust Total Return Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.57%		(0.15%)	1.84%		3.34%
Performance Inception Date	Jan. 02, 2019
Performance Trust Municipal Bond Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.63%		1.08%	2.60%	4.06%
Performance Inception Date	Jun. 30, 2011
Performance Trust Municipal Bond Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.46%		0.85%	2.47%	3.93%
Performance Trust Municipal Bond Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.29%		1.28%	2.54%	3.79%
Performance Trust Municipal Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.95%)		0.37%	2.13%	3.65%
Performance Inception Date	Sep. 28, 2012
Performance Trust Multisector Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.02%	2.57%
Performance Inception Date	Dec. 31, 2020
Performance Trust Multisector Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.55%	0.34%
Performance Trust Multisector Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.70%	0.98%